INVENTORIES - Inventories By Type (Details) - USD ($) $ in Millions	Dec. 31, 2025	Jan. 11, 2025	Dec. 31, 2024
Disclosure of detailed information about inventory [Line Items]
Ore in stockpiles	$ 3,302		$ 3,052
Current inventories	2,068		1,942
Loulo-Gounkoto [Member]
Disclosure of detailed information about inventory [Line Items]
Current finished goods		$ 92
Gold [Member]
Disclosure of detailed information about inventory [Line Items]
Ore in stockpiles	3,019		2,847
Ore on leach pads	558		470
Current production supplies	606		707
Current work in progress	181		136
Current finished goods	130		258
Inventories	4,494		4,418
Non-current ore in stockpiles and on leach pads	2,577		2,616
Current inventories	1,917		1,802
Copper
Disclosure of detailed information about inventory [Line Items]
Ore in stockpiles	283		205
Ore on leach pads	0		0
Current production supplies	76		52
Current work in progress	0		0
Current finished goods	7		50
Inventories	366		307
Non-current ore in stockpiles and on leach pads	215		167
Current inventories	$ 151		$ 140